Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Operating loss carryforward and credit carryforwards
Provision for income tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Federal
Operating loss carryforward and credit carryforwards
Net operating loss ("NOL") carryforwards					54,300		$ 67,500
Federal | Research and development
Operating loss carryforward and credit carryforwards
Credit carryforwards					1,700		3,900
State
Operating loss carryforward and credit carryforwards
Net operating loss ("NOL") carryforwards					24,000		67,400
State | Research and development
Operating loss carryforward and credit carryforwards
Credit carryforwards					$ 1,500		$ 3,000